Income Taxes - Narrative (FY) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Interest payable related to uncertain tax positions			$ 0	$ 0	$ 0
Interest expense related to uncertain tax positions				0	0	$ 0
Liability for uncertain tax positions	$ 0		0	0	0
Penalties recognized	0	$ 0		0	0
Decreased ADIT liability			(421,200,000)
Accumulated deferred federal and state income taxes, net	(655,027,000)		(608,030,000)	(657,058,000)	(608,030,000)
Taxes payable, net	23,902,000		43,674,000	8,931,000	43,674,000
Other deferred charges	30,474,000		20,846,000	27,222,000	20,846,000
Scenario, Adjustment
Valuation Allowance [Line Items]
Accrued Income Taxes, Current And Other Liabilities, Noncurrent				2,800,000
Accumulated deferred federal and state income taxes, net			7,600,000		7,600,000
Taxes payable, net			3,800,000	1,400,000	3,800,000
Other deferred charges			3,800,000	1,400,000	3,800,000
NMTC
Valuation Allowance [Line Items]
NMTC carryforwards				92,400,000
Net operating loss carryforwards			86,900,000		86,900,000
Valuation allowance				0
Cleco Power
Valuation Allowance [Line Items]
Valuation allowance				0
Interest payable related to uncertain tax positions	0		0	0	0
Interest expense related to uncertain tax positions				0	0	$ 0
Liability for uncertain tax positions	$ 0		0	0	0
Decreased ADIT liability			(389,300,000)
Accumulated deferred federal and state income taxes, net			(630,765,000)	(657,834,000)	(630,765,000)
Taxes payable, net			48,177,000	38,888,000	48,177,000
Other deferred charges			$ 18,345,000	20,187,000	$ 18,345,000
Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards				551,400,000
Federal | Scenario, Adjustment
Valuation Allowance [Line Items]
Net operating loss carryforwards				536,500,000
State
Valuation Allowance [Line Items]
Net operating loss carryforwards				82,600,000
State | Scenario, Adjustment
Valuation Allowance [Line Items]
Net operating loss carryforwards				$ 68,700,000